SUBSEQUENT EVENTS (Details Narrative) - USD ($)																			1 Months Ended																	12 Months Ended
	Apr. 09, 2018	Apr. 05, 2018	Mar. 15, 2018	Feb. 12, 2018	Jan. 12, 2018	Dec. 11, 2017	Nov. 06, 2017	Oct. 09, 2017	Oct. 02, 2017	Jul. 14, 2017	Jul. 07, 2017	Jun. 05, 2017	May 09, 2017	Apr. 12, 2017	Mar. 06, 2017	Jan. 10, 2017	Jan. 09, 2017	Apr. 06, 2016	Apr. 27, 2018	Mar. 29, 2018	Feb. 23, 2018	Feb. 15, 2018	Jan. 16, 2018	Dec. 27, 2017	Oct. 24, 2017	Oct. 16, 2017	Feb. 13, 2017	Jan. 27, 2017	Jan. 24, 2017	Dec. 28, 2016	Oct. 19, 2016	Sep. 16, 2016	Aug. 30, 2016	Aug. 23, 2016	Mar. 18, 2016	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued for services, amount																																				$ 239,294	$ 80,737
Non-related parties [Member]
Common stock, shares issued for services, shares			100,000	40,000	200,000	600,000	50,000	150,000	50,000	150,000	120,196	120,000	70,000	150,000	10,000	5,000	3,000	22,000		75,000	100,000	100,000	150,000	75,000	100,000	100,000	10,000	36,000	8,000	30,000	28,000	6,726	18,000	70,000	18,000
Common stock, shares issued for services, amount			$ 8,500	$ 3,216	$ 30,000	$ 72,000	$ 4,050	$ 5,495	$ 15,000	$ 13,350	$ 8,413	$ 10,000	$ 5,600	$ 22,500	$ 3,000	$ 1,250	$ 690	$ 3,300		$ 7,117	$ 8,810	$ 10,000	$ 22,500	$ 6,045	$ 8,010	$ 9,180	$ 2,100	$ 10,800	$ 2,080	$ 6,900	$ 11,480	$ 1,076	$ 3,600	$ 14,000	$ 2,880
Subsequent Event [Member] | Non-related parties [Member]
Common stock, shares issued for services, shares	100,000	200,000	100,000	40,000	200,000														300,000		100,000	100,000	150,000
Common stock, shares issued for services, amount	$ 7,000	$ 15,800	$ 8,500	$ 3,216	$ 30,000														$ 10,050		$ 8,810	$ 10,000	$ 22,500
Common stock, shares description			Company seeks to register up to 14,000,000 shares of its common stock. These shares of common stock would be registered in connection with the Stock Purchase Agreement dated January 22, 2018 between the Company and Northbridge Financial, Inc., a Delaware corporation.